SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

09-04    GF      900     6.2744       7.71	       Weeden & Co.
09-05   " "      800     6.2500       7.41              " "
09-06   " "      900     6.0444       7.26              " "
09-07   " "      800     5.8075       7.28		  " "
09-10   " "      900     5.7833       7.22              " "
09-17   " "      900     5.6000       6.79              " "
09-18   " "      800     5.4738       6.76              " "
09-19   " "      900     5.4278       6.69              " "
09-20   " "      800     5.1175       6.34              " "
09-21   " "     3000     4.8010       6.17              " "
09-24   " "      900     5.1000       6.45              " "
09-25   " "      800     5.1350       6.47              " "
09-26   " "      900     5.1733       6.55              " "
09-27   " "      800     5.1900       6.58              " "
09-28   " "      900     5.3444       6.80              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/04/01